SHAREHOLDERS' EQUITY (Schedule of Options and Warrants) (Details) - Options to non-employees [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Issuance date	Apr. 01, 2015
Number of options granted	26,667
Exercised
Exercise price per share | $ / shares	$ 2.64
Exercisable through	Apr. 30, 2020